Estimated Fair Value and Carrying Value (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing deposits with banks	$ 3,603	$ 5,402	$ 29,837
Securities held to maturity	34,077	35,495	0
Restricted securities	7,230	5,549	9,251
Bank owned life insurance	21,432	21,158	10,678
Interest-bearing deposits	682,460	707,601	721,656
Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and short-term investments	12,960	13,944	16,762
Interest bearing deposits with banks	3,603	5,402	29,837
Securities available for sale	227,632	234,935	276,913
Securities held to maturity	34,403	34,521
Restricted securities	7,230	5,549	9,251
Loans, net	692,075	653,125	659,818
Bank owned life insurance	21,432	21,158	10,678
Accrued interest receivable	3,762	3,893	4,223
Asset measured at fair value	1,003,097	972,527	1,007,482
Assets | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and short-term investments	12,960	13,944	16,762
Interest bearing deposits with banks	3,603	5,402	29,837
Securities available for sale	227,632	234,935	276,913
Securities held to maturity	34,077	35,495
Restricted securities	7,230	5,549	9,251
Loans, net	683,375	642,430	664,330
Bank owned life insurance	21,432	21,158	10,678
Accrued interest receivable	3,762	3,893	4,223
Asset measured at fair value	994,071	962,806	1,011,994
Liability
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Noninterest-bearing demand deposits	139,066	126,861	116,717
Interest-bearing deposits	626,733	614,747	717,035
Federal funds purchased and repurchase agreements	3,482	3,009
Short-term borrowings	76,760	41,940	2,942
Long-term Debt, Fair Value			126,739
Trust preferred debt	10,310	10,310	10,310
Accrued interest payable	341	1,324	1,673
Liabilities measured at fair value	856,692	798,191	975,416
Liability | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Noninterest-bearing demand deposits	139,066	126,861	116,717
Interest-bearing deposits	682,460	707,601	721,656
Federal funds purchased and repurchase agreements	3,482	3,009
Short-term borrowings	76,760	41,940	2,942
Long-term Debt, Fair Value			117,500
Trust preferred debt	10,310	10,310	10,310
Accrued interest payable	341	1,324	1,673
Liabilities measured at fair value	912,419	891,045	970,798
Quoted Prices in Active Markets for Identical Assets (Level 1) | Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and short-term investments	12,960	13,944	16,762
Interest bearing deposits with banks	3,603	5,402	29,837
Securities available for sale	0	0	0
Securities held to maturity	0	0
Restricted securities	0	0	0
Loans, net	0	0	0
Bank owned life insurance	0	0	0
Accrued interest receivable	0	0	0
Asset measured at fair value	16,563	19,346	46,599
Quoted Prices in Active Markets for Identical Assets (Level 1) | Liability
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Noninterest-bearing demand deposits	139,066	126,861	116,717
Interest-bearing deposits	0	0	0
Federal funds purchased and repurchase agreements	3,482	3,009
Short-term borrowings	76,760	41,940	2,942
Long-term Debt, Fair Value			0
Trust preferred debt	0	0	0
Accrued interest payable	0	0	0
Liabilities measured at fair value	219,308	171,810	119,659
Significant Other Observable Inputs (Level 2) | Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and short-term investments	0	0	0
Interest bearing deposits with banks	0	0	0
Securities available for sale	227,632	234,935	276,913
Securities held to maturity	34,403	34,521
Restricted securities	7,230	5,549	9,251
Loans, net	0	0	0
Bank owned life insurance	21,432	21,158	10,678
Accrued interest receivable	3,762	3,893	4,223
Asset measured at fair value	294,459	300,056	301,065
Significant Other Observable Inputs (Level 2) | Liability
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Noninterest-bearing demand deposits	0	0	0
Interest-bearing deposits	626,733	614,747	717,035
Federal funds purchased and repurchase agreements	0	0
Short-term borrowings	0	0	0
Long-term Debt, Fair Value			126,739
Trust preferred debt	10,310	10,310	10,310
Accrued interest payable	341	1,324	1,673
Liabilities measured at fair value	637,384	626,381	855,757
Significant Unobservable Inputs (Level 3) | Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and short-term investments	0	0	0
Interest bearing deposits with banks	0	0	0
Securities available for sale	0	0	0
Securities held to maturity	0	0
Restricted securities	0	0	0
Loans, net	692,075	653,125	659,818
Bank owned life insurance	0	0	0
Accrued interest receivable	0	0	0
Asset measured at fair value	692,075	653,125	659,818
Significant Unobservable Inputs (Level 3) | Liability
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Noninterest-bearing demand deposits	0	0	0
Interest-bearing deposits	0	0	0
Federal funds purchased and repurchase agreements	0	0
Short-term borrowings	0	0	0
Long-term Debt, Fair Value			0
Trust preferred debt	0	0	0
Accrued interest payable	0	0	0
Liabilities measured at fair value	$ 0	$ 0	$ 0